UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England             May 5, 2009
         -----------------            ---------------          -----------------
            [Signature]                [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:       $86,271
                                             (thousands)

                               Sloane Robinson LLP

                           Form 13F Information Table


                                   Title of                  Value    SHRS or    SH/  Put/  Investment    Other    Voting Authority
             Name                   Class         CUSIP     x$1000  PRN amount   PRN  Call  Discretion  Managers  Sole  Shared  None
             ----                   -----                   ------  ----------   ---  ----  ----------  --------  ----  ------  ----

ANGLOGOLD ASHANTI LTD           SPONSORED ADR   035128206   26,504     721,000   SH           SOLE               721,000
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209    4,917     369,700   SH           SOLE               369,700
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR   204448104    2,048      85,400   SH           SOLE                85,400
CONOCOPHILLIPS                  COM             20825C104    1,645      42,000   SH           SOLE                42,000
DESARROLLADORA HOMEX S A DE     SPONSORED ADR   25030W100    1,843     139,200   SH           SOLE               139,200
FOCUS MEDIA HLDG LTD            SPONSORED ADR   34415V109   41,944   6,168,200   SH           SOLE             6,168,200
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109      503      16,800   SH           SOLE                16,800
NETEASE COM INC                 SPONSORED ADR   64110W102      153       5,700   SH           SOLE                 5,700
NEWS CORP                       CL B            65248E203    2,587     336,000   SH           SOLE               336,000
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109      315      48,200   SH           SOLE                48,200
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408    2,200      72,200   SH           SOLE                72,200
TELEFONOS DE MEXICO S A B       SPON ADR ORD L  879403780    1,612     107,200   SH           SOLE               107,200
